SHARE CAPITAL - Disclosure of Range of Exercise Prices of Outstanding Share Options (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	7,275,744	5,638,383	7,074,092
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 13.19	$ 13.29	$ 12.07
Weighted average remaining contractual life of outstanding share options (Year)	7 years 11 months 1 day
Options Exercisable Number of Options | Share	3,413,487
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 12.38
Weighted Average Remaining Contractual Life Of Exercisable Share Options	6 years 7 months 28 days
5.01 - 10.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	1,903,045
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 8.7
Weighted average remaining contractual life of outstanding share options (Year)	6 years 1 month 13 days
Options Exercisable Number of Options | Share	1,648,045
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 8.63
Weighted Average Remaining Contractual Life Of Exercisable Share Options	5 years 10 months 2 days
5.01 - 10.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 5.01
5.01 - 10.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 10
10.01 - 15.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	3,489,921
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 13.03
Weighted average remaining contractual life of outstanding share options (Year)	8 years 10 months 13 days
Options Exercisable Number of Options | Share	825,296
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 13.72
Weighted Average Remaining Contractual Life Of Exercisable Share Options	7 years 3 months 21 days
10.01 - 15.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 10.01
10.01 - 15.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 15
15.01 - 20.00[Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	1,265,840
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 16.36
Weighted average remaining contractual life of outstanding share options (Year)	7 years 9 months 14 days
Options Exercisable Number of Options | Share	648,524
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 16.14
Weighted Average Remaining Contractual Life Of Exercisable Share Options	7 years 1 month 13 days
15.01 - 20.00[Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 15.01
15.01 - 20.00[Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 20
20.01 - 250.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	616,938
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 21.46
Weighted average remaining contractual life of outstanding share options (Year)	8 years 4 months 24 days
Options Exercisable Number of Options | Share	291,622
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 21.44
Weighted Average Remaining Contractual Life Of Exercisable Share Options	8 years 4 months 24 days
20.01 - 250.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 20.01
20.01 - 250.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 250